Basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2023
Basis Of Preparation Of Consolidated Financial Statements
Schedule of financial statements

		Total and voting interest (%)
			2023, 2022 and 2021
		Headquarter	2023	2022	2021
BM Insurance Company Limited ("BM Insurance")		Bermuda	100	100	100
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	100	100	100
Braskem Energy Ltda. ("Braskem Energy")		Brazil			100
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	100	100	100
Braskem Green S.A. ("Braskem Green")		Brazil	100	100	100
Braskem Incorporated Limited ("Braskem Inc.")	(i)	Cayman Islands			100
Braskem Mexico, S. de RL de C.V. ("Braskem México")		Mexico	100	100	100
Braskem Netherlands B.V. ("Braskem Holanda")		Netherlands	100	100	100
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	100	100	100
Braskem Ventures Ltda. ("Braskem Ventures")	(ii)	Brazil	100	100
Lantana Trading Co. Inc. (“Lantana”)		Bahamas			100
Voqen Energia Ltda. ("Voqen")		Brazil	100	100
Wise Plásticos Ltda ("Wise")	(iii)	Brazil	61.1
B&TC B.V. ("B&TC")		Netherlands	60	60
Braskem America Finance Company ("Braskem America Finance")		USA	100	100	100
Braskem America, Inc. (“Braskem America”)		USA	100	100	100
Braskem Europe GmbH ("Braskem Alemanha")		Germany	100	100	100
Braskem Idesa		Mexico	75	75	75
Braskem Idesa Servicios S.A. de C.V. ("Braskem Idesa Serviços")		Mexico	75	75	75
Braskem India Private Limited ("Braskem India")		India	100	100	100
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	100	100	100
Braskem Mexico Servicios S. RL de C.V. ("Braskem México Serviços")		Mexico	100	100	100
Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)		Netherlands	100	100	100
Braskem Netherlands Green B.V. (“Braskem Holanda Green”)		Netherlands	100	100	100
Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc.”)		Netherlands	100	100	100
Braskem Siam	(iv)	Thailand	51
Braskem Trading & Shipping B.V. ("BTS")	(V)	Netherlands	100
Builder Brasil Ltda. ("Builder Brasil")		Brazil	100	100
Builder USA LLC. ("Builder USA")		USA	100	100
Cetrel S.A. ("Cetrel")		Brazil	63.70	63.70	63.70
Distribuidora de Água Camaçari S.A. ("DAC")		Brazil	63.70	63.70	63.70
ER Plastics B.V. ("ER Plastics")		Netherlands	60	60
Terminal Química	(vi)	Mexico	37.5	75	75
Special Purpose Entities
Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")		Brazil	100	100	100
Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo ("FIM Netuno")		Brazil	100	100	100
(i)	Company dissolved in December 2022.
(ii)	Braskem Ventures represents the brand Oxygea, which is a Hub whose purpose is to foster the creation and development of new business initiatives with startups.
(iii)	In February 2023, Braskem acquired a 61.1% ownership interest in Wise, a Brazilian company engaged in mechanical recycling. The consideration transferred of this acquisition was R$ 173, and goodwill generated was R$ 75.
(iv)	Company incorporated in 2023 as described in Note 1.
(v)	Company incorporated in September 2023 to provide service of maritime freight and the sale and purchase transactions of chemical and petrochemical products.
(vi)	In March 2023, Braskem Idesa sold 50% of their non-controlling interest in Terminal Química (Note 1).

Schedule of subsidiaries with a functional currency

Functional currency

Braskem Alemanha, B&TC e ER Plastics	Euro
BM Insurance, Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc., Braskem México Sofom, Braskem Holanda Green, BTS, Braskem Siam e Terminal Química.	U.S.dollar ("US$")
Braskem Idesa, Braskem Idesa Serviços, Braskem México e Braskem México Serviços	Mexican peso
Braskem Argentina	Argentinean peso
Braskem Chile	Chilean peso
Braskem Índia	Rupee